Note 1 - Basis of Presentation and General Information - Excess of Consideration over Acquired Assets (Details) (Parentheticals)	12 Months Ended
Dec. 31, 2014 shares
Selling Shipowning Companies [Member]
Consideration, newly issued common shares (in shares)	583,321